Changes in Carrying Amount of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Balance as of December 31, 2013	$ 20,250	[1]	$ 24,991		$ 29,157
Amortization expense	(5,053)		(4,741)	[2],[3]	(4,010)	[2],[3]
Reduction arising from the relinquishment of management rights from the purchase of containers from institutional investors					(156)
Balance as of December 31, 2014	$ 15,197		$ 20,250	[1]	$ 24,991

[1]	Certain amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").
[2]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").
[3]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).